UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND—SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

COMMON STOCKS (97.0%)	SHARES	VALUE
Air Freight & Logistics (1.9%)
FedEx Corp.	60,000	$5,560,200
Beverages (1.8%)
Constellation Brands, Inc. (Class A) (a)	300,000	5,301,000
Capital Markets (4.1%)
Franklin Resources, Inc.	65,000	6,304,350
Raymond James Financial, Inc.	250,000	5,745,000

		12,049,350
Chemicals (4.6%)
The Dow Chemical Co.	200,000	7,370,000
PPG Industries, Inc.	100,000	6,051,000

		13,421,000
Communications Equipment (5.6%)
InterDigital, Inc. (a)	300,000	5,943,000
MasTec, Inc. (a)	700,000	5,747,000
ADTRAN, Inc.	250,000	4,625,000

		16,315,000
Computers & Peripherals (1.8%)
Seagate Technology	250,000	5,235,000
Containers & Packaging (1.7%)
Smurfit-Stone Container Corp. (a)	650,000	5,005,000
Diversified Consumer Services (2.8%)
H&R Block, Inc.	400,000	8,304,000
Electronic Equipment & Instruments (4.7%)
Benchmark Electronics, Inc. (a)	350,000	6,282,500
Avnet, Inc. (a)	150,000	4,909,500
Plexus Corp. (a)	90,000	2,524,500

		13,716,500
Energy Equipment & Services (4.2%)
Grey Wolf, Inc. (a)	1,000,000	6,780,000
ShawCor, Ltd. (Class A) (CAD) (b)	200,000	5,457,026

		12,237,026
Food & Staples Retailing (2.0%)
Longs Drug Stores Corp.	140,000	5,944,400
Food Products (2.2%)
Smithfield Foods, Inc. (a)	250,000	6,440,000
Gas Utilities (2.3%)
UGI Corp.	270,000	6,728,400
Health Care Equipment & Supplies (3.4%)
Covidien, Ltd.	175,000	7,743,750
Accuray Inc. (a)	300,000	2,343,000

		10,086,750
Health Care Providers & Services (3.5%)
Lifepoint Hospitals, Inc. (a)	240,000	6,592,800
Humana, Inc. (a)	80,000	3,588,800

		10,181,600
Hotels, Restaurants & Leisure (2.0%)
Royal Caribbean Cruises, Ltd.	175,000	5,757,500
Industrial Conglomerates (2.5%)
General Electric Co.	200,000	7,402,000
Insurance (4.3%)
Unum Group	300,000	6,603,000
The Allstate Corp.	125,000	6,007,500

		12,610,500
Machinery (6.7%)
Caterpillar, Inc.	90,000	7,046,100
Albany International Corp. (Class A)	180,000	6,505,200
Timken Co.	200,000	5,944,000

		19,495,300
Marine (1.8%)
Ultrapetrol Bahamas, Ltd. (a)	520,000	5,324,800
Media (1.5%)
CBS Corp. (Class B)	200,000	4,416,000
Metals & Mining (2.5%)
Alcoa, Inc.	200,000	7,212,000
Multi-Utilities (5.1%)
Integrys Energy Group, Inc.	165,000	7,695,600
MDU Resources Group, Inc.	300,000	7,365,000

		15,060,600
Multiline Retail (2.8%)
Kohl’s Corp. (a)	190,000	8,149,100
Oil, Gas & Consumable Fuels (8.1%)
Swift Energy Co. (a)	160,000	7,198,400
Anadarko Petroleum Corp.	100,000	6,303,000
ConocoPhillips Co.	70,000	5,334,700
St. Mary Land & Exploration Co.	125,000	4,812,500

		23,648,600
Paper & Forest Products (2.6%)
P.H. Glatfelter Co.	500,000	7,555,000
Pharmaceuticals (4.3%)
Pfizer, Inc.	300,000	6,279,000
Wyeth	150,000	6,264,000

		12,543,000
Semiconductors (1.7%)
LSI Corp. (a)	1,000,000	4,950,000
Specialty Retail (2.6%)
Rent-A-Center, Inc. (a)	415,000	7,615,250
Trading Companies & Distributors (1.9%)
WESCO International, Inc. (a)	150,000	5,473,500

TOTAL COMMON STOCKS (Cost $295,177,424)		$283,738,376

	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.8%)
TIME DEPOSITS (2.8%)(c)
Brown Brothers Harriman, 1.70%	$8,149,431	$8,149,431

TOTAL SHORT-TERM INVESTMENTS (Cost $8,149,431)		$8,149,431

TOTAL INVESTMENTS (Cost $ 303,326,855) (99.8%)		$291,887,807
Other assets and liabilities, net (0.2%)		529,487

TOTAL NET ASSETS (100.0%)		$292,417,294

(a)	Non-income producing security.
(b)	Foreign-denominated security.
(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of March 31, 2008.
(CAD)	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedule of Investments are an integral part of these Statements.

VALUE PLUS FUND—SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

COMMON STOCKS (95.4%)	SHARES	VALUE
Aerospace & Defense (4.6%)
Applied Signal Technology, Inc.	600,000	$7,080,000
Triumph Group, Inc.	75,000	4,269,750

		11,349,750
Auto Components (2.8%)
Sauer-Danfoss, Inc.	200,000	4,428,000
Superior Industries International, Inc.	125,000	2,593,750

		7,021,750
Chemicals (10.4%)
American Vanguard Corp.	575,000	9,568,000
Olin Corp.	350,000	6,916,000
Chemtura Corp.	750,000	5,505,000
Arch Chemicals, Inc.	100,000	3,726,000

		25,715,000
Commercial Services & Supplies (8.7%)
Navigant Consulting, Inc. (a)	500,000	9,490,000
CDI Corp.	250,000	6,262,500
ABM Industries, Inc.	250,000	5,610,000

		21,362,500
Diversified Financial Services (1.6%)
Asset Acceptance Capital Corp.	418,160	4,026,881
Electrical Equipment (2.4%)
LSI Industries, Inc.	450,000	5,944,500
Electronic Equipment & Instruments (5.3%)
Park Electrochemical Corp.	300,000	7,755,000
CTS Corp.	500,000	5,350,000

		13,105,000
Energy Equipment & Services (4.2%)
Tidewater, Inc.	75,000	4,133,250
Lufkin Industries, Inc.	50,000	3,191,000
Carbo Ceramics, Inc.	75,000	3,007,500

		10,331,750
Health Care Equipment & Supplies (14.4%)
Datascope Corp.	250,000	10,357,500
CONMED Corp. (a)	375,000	9,615,000
STERIS Corp.	350,000	9,390,500
Teleflex, Inc.	75,000	3,578,250
The Cooper Companies, Inc.	75,000	2,582,250

		35,523,500
Insurance (2.9%)
Horace Mann Educators Corp.	250,000	4,370,000
Harleysville Group, Inc.	75,000	2,706,750

		7,076,750
IT Services (2.4%)
Perot Systems Corp. (Class A) (a)	400,000	6,016,000
Machinery (4.3%)
Federal Signal Corp.	600,000	8,376,000
Briggs & Stratton Corp.	125,000	2,237,500

		10,613,500
Media (3.8%)
PRIMEDIA, Inc.	750,000	5,512,500
Regal Entertainment Group	200,000	3,858,000

		9,370,500
Metals & Mining (3.6%)
Amerigo Resources, Ltd. (CAD) (b)	2,000,000	4,248,685
Worthington Industries, Inc.	250,000	4,217,500
A.M. Castle & Co.	17,000	459,000

		8,925,185
Multiline Retail (1.5%)
Fred’s, Inc. (Class A)	350,000	3,587,500
Oil, Gas & Consumable Fuels (11.8%)
Cimarex Energy Co.	225,000	12,316,500
St. Mary Land & Exploration Co.	175,000	6,737,500
Massey Energy Co.	150,000	5,475,000
Berry Petroleum Co. (Class A)	100,000	4,649,000

		29,178,000
Real Estate Investment Trusts (0.9%)
Education Realty Trust, Inc.	175,000	2,199,750
Road & Rail (1.5%)
Werner Enterprises, Inc.	200,000	3,712,000
Semiconductors (5.0%)
Micrel, Inc.	1,000,000	9,270,000
Cohu, Inc.	101,500	1,649,375
Actel Corp. (a)	100,000	1,531,000

		12,450,375
Software (1.0%)
QAD, Inc.	285,408	2,400,281
Trading Companies & Distributors (0.6%)
Electro Rent Corp.	100,000	1,515,000
Transportation Infrastructure (1.7%)
Quixote Corp.	500,000	4,175,000

TOTAL COMMON STOCKS (Cost $229,567,912)		$235,600,472

	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (6.4%)
U.S. GOVERNMENT AGENCY SECURITIES (4.1%)(c)
U.S. Treasury Bills, 5/29/08, 3.19%	$10,000,000	$9,977,764

TIME DEPOSITS (2.3%)(d)
Brown Brothers Harriman, 1.70%	5,700,037	5,700,037

TOTAL SHORT-TERM INVESTMENTS (Cost $15,649,288)		$15,677,801

TOTAL INVESTMENTS (Cost $ 245,217,200) (101.8%)		$251,278,273
Other assets and liabilities, net (-1.8%)		(4,387,002)

TOTAL NET ASSETS (100.0%)		$246,891,271

(a)	Non-income producing security.
(b)	Foreign-denominated security.
(c)	The rate denoted is the effective yield as of March 31, 2008.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of March 31, 2008.
(CAD)	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedule of Investments are an integral part of these Statements.

VALUE FUND—SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

COMMON STOCKS (92.4%)	SHARES	VALUE
Aerospace & Defense (0.3%)
Herley Industries, Inc. (a)	300,000	$3,102,000
Ducommun, Inc. (a)	27,900	771,993

		3,873,993
Air Freight & Logistics (0.2%)
AirNet Systems, Inc. (a)(b)(c)	903,000	2,383,920
Airlines (1.6%)
Alaska Air Group, Inc. (a)	1,000,000	19,620,000
Mesa Air Group, Inc. (a)(c)	1,950,000	4,582,500

		24,202,500
Auto Components (0.7%)
Strattec Security Corp.	100,000	4,233,000
Hy-Drive Technologies, Ltd. (CAD) (a)(c)(d)	5,000,000	3,020,854
Wonder Auto Technology, Inc. (a)	303,248	2,495,731

		9,749,585
Biotechnology (1.7%)
Sangamo BioSciences, Inc. (a)(c)(e)	2,200,000	22,352,000
Isolagen, Inc. (a)(c)	2,642,500	1,374,100
China-Biotics, Inc. (a)	113,800	1,135,724

		24,861,824
Building Products (0.3%)
Maezawa Kasei Industries Co., Ltd. (JPY) (d)	200,000	2,163,356
Patrick Industries, Inc. (a)	293,525	2,010,646

		4,174,002
Capital Markets (0.6%)
FirstCity Financial Corp. (a)(b)(c)	791,336	4,985,417
Cowen Group, Inc. (a)	600,000	4,254,000

		9,239,417
Chemicals (1.4%)
Chemtura Corp.	1,750,000	12,845,000
Omnova Solutions, Inc. (a)	2,000,000	7,980,000

		20,825,000
Commercial Banks (2.1%)
Sterling Financial Corp.	500,000	7,805,000
Fidelity Southern Corp. (b)(c)	496,472	4,175,330
Eastern Virginia Bankshares, Inc. (b)	200,000	3,476,000
Hawthorn Bancshares, Inc. (b)	116,463	3,202,732
StellarOne Corp.	175,311	2,964,501
Epic Bancorp (c)	200,000	2,354,000
HF Financial Corp. (b)	135,397	2,166,352
Southern Community Financial Corp.	300,000	2,148,000
Pacific Premier Bancorp, Inc. (a)	240,700	1,684,900
Guaranty Financial Corp. (f)	6,716	436,540

		30,413,355
Commercial Services & Supplies (5.7%)
LECG Corp. (a)(c)	1,800,000	16,848,000
Navigant Consulting, Inc. (a)	750,000	14,235,000
Intersections, Inc. (a)(b)(c)	1,500,000	12,930,000
Spherion Corp. (a)	1,500,000	9,180,000
Hudson Highland Group, Inc. (a)	1,000,000	8,470,000
Barrett Business Services, Inc.	485,500	8,316,615
TRC Cos., Inc. (a)(c)	1,750,000	7,647,500
Perma-Fix Environmental Services, Inc. (a)	2,500,000	4,050,000
RCM Technologies, Inc. (a)(b)(c)	780,100	3,011,186

		84,688,301
Communications Equipment (9.4%)
InterDigital, Inc. (a)(c)	3,000,000	59,430,000
Sycamore Networks, Inc. (a)	5,000,000	18,300,000
Aastra Technologies, Ltd. (CAD) (a)(d)	426,700	12,702,870
Avanex Corp. (a)(c)	15,000,000	10,650,000
EMS Technologies, Inc. (a)	370,081	10,043,998
Extreme Networks, Inc. (a)	2,500,000	7,750,000
Ditech Networks, Inc. (a)(c)	2,000,000	5,880,000
Lantronix, Inc. (a)(b)(c)	5,500,000	5,060,000
Westell Technologies, Inc. (a)	2,500,000	3,750,000
Hemisphere GPS, Inc. (CAD) (a)(d)	1,000,000	3,118,301
EFJ, Inc. (a)(c)	1,695,925	2,035,110
Radyne Corp. (a)	100,000	852,000

		139,572,279
Computers & Peripherals (0.2%)
STEC, Inc. (a)	500,000	3,095,000
Construction & Engineering (0.6%)
Insituform Technologies, Inc. (Class A) (a)	368,370	5,094,557
URS Corp. (a)	100,000	3,269,000

		8,363,557
Diversified Consumer Services (1.1%)
Regis Corp.	400,000	10,996,000
The Princeton Review, Inc. (a)(c)	744,217	5,856,988

		16,852,988
Diversified Financial Services (1.1%)
Encore Capital Group, Inc. (a)(c)	1,200,000	8,160,000
Asset Acceptance Capital Corp.	622,500	5,994,675
Collection House, Ltd. (AUD) (b)(d)	4,600,000	2,563,845

		16,718,520
Electrical Equipment (3.1%)
FuelCell Energy, Inc. (a)	3,000,000	19,950,000
Magnetek, Inc. (a)(c)	2,850,000	9,804,000
Xantrex Technology, Inc. (CAD) (a)(d)	1,200,000	8,173,845
HLS Systems International, Ltd. (a)	527,000	4,057,900
UQM Technologies, Inc. (a)(c)	2,000,000	3,380,000
Composite Technology Corp. (a)(f)	444,500	368,935

		45,734,680
Electronic Equipment & Instruments (1.4%)
Richardson Electronics, Ltd. (c)	1,400,000	5,922,000
Wireless Ronin Technologies, Inc. (a)(c)	1,380,000	5,520,000
Napco Security Systems, Inc. (a)(c)	833,800	4,102,296
O.I. Corp. (b)(c)	245,900	2,901,620
MOCON, Inc. (b)	200,000	2,256,000

		20,701,916
Energy Equipment & Services (3.0%)
Newpark Resources, Inc. (a)(c)	5,000,000	25,500,000
Unit Corp. (a)	200,000	11,330,000
China Natural Gas, Inc. (a)(c)(f)	1,500,000	7,965,000

		44,795,000
Food Products (3.0%)
Agria Corp. (a)	1,500,000	12,525,000
Riken Vitamin Co., Ltd. (JPY) (b)(d)	381,000	12,233,594
Origin Agritech, Ltd. (a)(c)	1,750,000	9,240,000
Hanover Foods Corp. (Class A) (b)(f)	49,250	4,629,500
The Inventure Group, Inc. (a)(b)(c)	1,900,622	3,307,082
Monterey Gourmet Foods, Inc. (a)	547,257	1,674,607
Tasty Baking Co.	90,942	518,369

		44,128,152
Health Care Equipment & Supplies (4.3%)
Accuray, Inc. (a)	2,275,794	17,773,951
Fukuda Denshi Co., Ltd. (JPY) (b)(d)	300,000	7,344,973
Osteotech, Inc. (a)(c)	1,240,000	5,890,000
Nissui Pharmaceutical Co., Ltd. (JPY) (b)(d)	938,000	5,844,852
National Dentex Corp. (a)(b)(c)	440,750	5,681,268
Criticare Systems, Inc. (a)(c)	1,000,000	5,420,000
STAAR Surgical Co. (a)(c)	1,999,300	5,138,201
STERIS Corp.	150,000	4,024,500
Trinity Biotech Plc. (ADR) (a)	790,000	3,626,100

The accompanying Notes to Schedule of Investments are an integral part to these Statements.

VALUE FUND—SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2008 (Unaudited)

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Health Care Equipment & Supplies (Continued)
Digirad Corp. (a)(c)	1,000,000	$2,820,000

		63,563,845
Health Care Providers & Services (2.6%)
BioScrip, Inc. (a)(c)	2,000,000	13,520,000
PDI, Inc. (a)(b)(c)	1,000,000	8,420,000
Medical Staffing Network Holdings, Inc. (a)(b)	1,100,000	5,148,000
America Service Group, Inc. (a)(c)	800,000	4,848,000
Hooper Holmes, Inc. (a)(c)	6,500,000	4,225,000
SRI/Surgical Express, Inc. (a)(b)(c)	500,000	2,150,000
Ensign Group, Inc.	105,749	980,293

		39,291,293
Hotels, Restaurants & Leisure (0.1%)
Buca, Inc. (a)(c)	1,950,000	1,267,500
Household Durables (0.1%)
Flexsteel Industries, Inc.	100,000	1,348,000
Household Products (0.7%)
Oil-Dri Corp. of America (c)	562,500	10,063,125
Insurance (1.8%)
Presidential Life Corp.	1,000,000	17,440,000
PMA Capital Corp. (Class A) (a)	450,000	3,843,000
Specialty Underwriters’ Alliance, Inc. (a)(c)	750,000	3,195,000
Meadowbrook Insurance Group, Inc.	350,000	2,733,500

		27,211,500
IT Services (2.4%)
TechTeam Global, Inc. (a)(c)	1,042,600	9,435,530
Tier Technologies, Inc. (a)	950,000	7,571,500
StarTek, Inc. (a)(c)	750,000	6,907,500
SM&A (a)(c)	1,000,000	4,310,000
Computer Task Group, Inc. (a)(c)	1,000,000	4,120,000
Analysts International Corp. (a)(b)(c)	2,300,000	3,841,000

		36,185,530
Life Sciences, Tools & Services (0.1%)
CNS Response, Inc. (a)(b)(c)	1,800,000	1,440,000
Machinery (5.8%)
Federal Signal Corp.	1,765,500	24,646,380
Badger Meter, Inc.	300,000	12,960,000
Force Protection, Inc. (a)(c)	5,836,345	11,731,054
Flanders Corp. (a)(c)	1,411,067	8,593,398
Portec Rail Products, Inc. (c)	700,000	8,022,000
Met-Pro Corp.	533,333	5,983,996
Basin Water, Inc. (a)	900,000	5,166,000
Supreme Industries, Inc. (Class A) (b)(c)	600,000	3,420,000
MFRI, Inc. (a)	200,000	3,216,000
Mueller Water Products, Inc. (Class A)	200,000	1,636,000
Mueller Water Products, Inc. (Class B)	104,800	825,824

		86,200,652
Marine (2.4%)
Quintana Maritime, Ltd.	1,499,100	35,498,688
Media (1.1%)
Horipro, Inc. (JPY) (d)	700,000	8,091,511
Spanish Broadcasting System, Inc. (Class A) (a)(c)	2,500,000	4,425,000
Saga Communications, Inc. (a)	383,000	2,144,800
SPAR Group, Inc. (a)(b)(c)	1,228,000	1,240,280
Journal Register Co. (a)(f)	1,504,900	827,695

		16,729,286
Metals & Mining (3.9%)
PolyMet Mining Corp. (CAD) (a)(d)	4,000,000	12,785,032
U.S. Silver Corp. (CAD) (a)(c)(d)	12,500,000	8,039,369
Canam Group, Inc. (CAD) (d)	750,000	8,002,826
Iamgold Corporation (CAD) (d)	1,000,000	7,376,730
Midway Gold Corp. (CAD) (a)(b)(c)(d)	2,500,000	7,186,708
North American Tungsten Corp., Ltd. (CAD) (a)(b)(d)	5,050,700	5,906,100
First Majestic Silver Corp. (CAD) (a)(d)	1,000,000	4,258,429
Northern Star Mining Corp. (CAD) (a)(d)	3,000,000	3,215,747
Baffinland Iron Mines Corp. (CAD) (a)(d)	600,000	1,812,512

		58,583,453
Multiline Retail (1.3%)
Fred’s, Inc. (Class A)	1,443,100	14,791,775
Duckwall-ALCO Stores, Inc. (a)(c)	380,400	4,336,560

		19,128,335
Oil, Gas & Consumable Fuels (13.6%)
Swift Energy Co. (a)	1,000,000	44,990,000
Sherritt International Corp. (CAD) (d)	2,744,200	38,828,478
Clayton Williams Energy, Inc. (a)	548,760	28,804,412
Massey Energy Co. (e)	700,000	25,550,000
Comstock Resources, Inc. (a)	300,000	12,090,000
St. Mary Land & Exploration Co.	300,000	11,550,000
Stone Energy Corp. (a)	200,000	10,462,000
Rossetta Resources, Inc. (a)	500,000	9,835,000
Quest Resource Corp. (a)	1,000,000	6,570,000
Brigham Exploration Co. (a)	1,000,000	6,070,000
Far East Energy Corp. (a)(c)	7,500,000	3,375,000
Fairborne Energy, Ltd. (CAD) (d)	500,000	3,361,918

		201,486,808
Personal Products (0.3%)
Nature’s Sunshine Products, Inc. (f)	500,000	4,750,000
Pharmaceuticals (3.4%)
Fuji Pharmaceutical Co., Ltd. (JPY) (b)(d)	499,000	13,418,824
Discovery Laboratories, Inc. (a)(c)	5,500,000	12,925,000
Biovail Corp. (CAD) (d)	1,000,000	10,767,882
Caraco Pharmaceutical Laboratories, Ltd. (a)	500,000	8,975,000
ASKA Pharmaceutical Co., Ltd. (JPY) (d)	500,000	4,164,158

		50,250,864
Road & Rail (0.3%)
Marten Transport, Ltd. (a)	300,000	4,656,000
Semiconductors (5.9%)
Axcelis Technologies, Inc. (a)	3,000,000	16,800,000
TriQuint Semiconductor, Inc. (a)	3,000,000	15,180,000
Skyworks Solutions, Inc. (a)	2,000,000	14,560,000
Micrel, Inc.	1,250,000	11,587,500
Lattice Semiconductor Corp. (a)	3,244,397	9,214,088
Actel Corp. (a)	600,000	9,186,000
hi/fn, Inc. (a)(c)	1,300,000	6,630,000
FSI International, Inc. (a)(c)	1,838,746	2,445,532
Kopin Corp. (a)	723,037	1,923,278

		87,526,398
Software (2.6%)
eSPEED, Inc. (Class A) (a)	830,569	9,684,435
Dynamics Research Corp. (a)(b)(c)	750,000	7,582,500
Actuate Corp. (a)	1,500,000	6,150,000
PLATO Learning, Inc. (a)(c)	1,388,652	4,068,750
Intervoice, Inc. (a)	500,000	3,980,000
ePlus, Inc. (a)(f)	286,115	2,632,258
CallWave, Inc. (a)	906,400	2,365,704
Catapult Communications Corp. (a)	400,000	2,060,000

		38,523,647

The accompanying Notes to Schedules of Investments are an integral part to these Statements.

VALUE FUND—SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2008 (Unaudited)

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Textiles, Apparel & Luxury Goods (1.1%)
Lakeland Industries, Inc. (a)(c)	500,000	$5,845,000
Hampshire Group, Ltd. (a)(b)(c)(f)	450,920	4,058,280
Ashworth, Inc. (a)(c)	1,037,000	2,965,820
LaCrosse Footwear, Inc.	137,590	2,183,553
Phoenix Footwear Group, Inc. (a)(c)	790,000	1,469,400

		16,522,053
Thrifts & Mortgage Finance (0.3%)
B of I Holding, Inc. (a)	400,000	2,404,000
Riverview Bancorp, Inc.	140,600	1,406,000
Timberland Bancorp, Inc.	100,000	1,165,000

		4,975,000
Trading Companies & Distributors (0.5%)
Industrial Distribution Group, Inc. (a)(c)	500,000	5,020,000
Aceto Corp.	300,000	2,082,000

		7,102,000
Transportation Infrastructure (0.3%)
Quixote Corp. (c)	550,000	4,592,500

TOTAL COMMON STOCKS (Cost $1,325,124,030)		$1,371,270,466

EXCHANGE TRADED FUND (1.8%)
Oil, Gas and Consumable Fuels (1.8%)
Ultrashort Oil & Gas ProShares	683,000	26,391,120

TOTAL EXCHANGE TRADED FUND (Cost $26,885,947)		$26,391,120

WARRANTS (0.0%)
Biotechnology (0.0%)
Senesco Technologies, Inc. (f)	50,000	—
Energy Equipment & Services (0.0%)
China Natural Gas, Inc. (c)(f)	225,000	—
Life Sciences, Tools & Services (0.0%)
CNS Response, Inc. (c)(f)	540,000	—
Metals & Mining (0.0%)
Polymet Mining Corp. (CAD) (a)(d)(f)	1,000,000	—

TOTAL WARRANTS (Cost $—)		$—

	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.8%)
TIME DEPOSITS (4.5%)(g)
Brown Brothers Harriman, 1.70%	$66,674,399	$66,674,399
SECURITIES HELD AS COLLATERAL FOR WRITTEN OPTIONS (0.3%)(h)
Pool of various securities held by Merrill Lynch, 1.49%	4,375,000	4,375,000
TOTAL SHORT-TERM INVESTMENTS (Cost $71,049,399)		$71,049,399

TOTAL INVESTMENTS (Cost $ 1,423,059,376) (99.0%)		$1,468,710,985
Other assets and liabilities, net (1.0%)		14,960,657

TOTAL NET ASSETS (100.0%)		$1,483,671,642

(a)	Non-income producing security.
(b)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.
(c)	Affiliated company. See Note 10 in Notes to Schedules of Investments.
(d)	Foreign-denominated security.
(e)	Security pledged as collateral on written options. See note 2(f) in Notes to Schedule of Investments.
(f)	Valued at fair value using methods determined by the Board of Directors. See note 2(a) in Notes to Schedule of Investments.
(g)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of March 31, 2008.
(h)	This portfolio may consist of reverse repurchase transactions, money market funds, and other highly liquid, overnight investments. Interest rates change periodically on specified dates. The rate listed is as of March 31, 2008.
(ADR)	American Depositary Receipt.
(AUD)	Australian issuer.
(CAD)	Canadian issuer.
(JPY)	Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part to these Statements.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2008 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management (investment) company under the Investment Company Act of 1940. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, are issued by the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At March 31, 2008, 1.7% of the Value Fund’s net assets were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions no later than one business day after trade date. For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of futures contracts involves, to varying degrees, elements of market risk. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There were no open futures positions at March 31, 2008.

(e)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. There were no short positions held during the three-month period or at March 31, 2008.

(f)	The Funds may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. The Funds had the following transactions in written covered call/put options during the three-month period ended March 31, 2008:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUM
Balance at December 31, 2007	16,000	$1,640,747
Options written	26,500	1,749,228
Options expired	(27,000)	(1,430,438)
Options closed	—	—
Options exercised	(1,000)	(296,995)

Balance at March 31, 2008	14,500	$1,662,542

VALUE FUND	NUMBER OF CONTRACTS	VALUE
Interdigital, Inc., $17.50, 06/21/08 (covered put)	2,500	$437,500
Massey Energy Corp., $40.00, 04/19/2008 (covered call)	7,000	595,000
Sangamo BioSciences, Inc., $30.00, 05/17/08 (covered call)	5,000	100,000

	14,500	$1,132,500

(g)	At March 31, 2008, 10.2% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. There were no restricted positions held at March 31, 2008.

(i)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Funds did not hold any forward currency exchange contracts during the three-month period ended or at March 31, 2008.

(j)

Each Fund may purchase securities on a when-issued basis. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but generally the securities are not issued, and delivery and payment for such obligations does not occur until a future date that may be a month or more after the purchase date. Obligations purchased on a when-issued basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s net asset value. On the date a Fund enters into an agreement to purchase securities on a when-issued basis, it will record the transaction and reflect the value of the obligation in determining its net asset value. In addition, the respective Fund will segregate cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities having a value at least equal to the Fund’s obligation under the position. There were no when-issued securities held at March 31, 2008.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(l)	The preparation of the Schedules of Investments in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(m)	Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2008:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Select Value Fund	$283,738,376	$—	$8,149,431	$—	$—	$—	$291,887,807	$—
Value Plus Fund	235,600,472	—	15,677,802	—	—	—	251,278,273	—
Value Fund	1,397,661,586	(1,132,500)	71,049,399	—	—	—	1,468,710,985	(1,132,500)

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as options, which are valued at the unrealized appreciation / (depreciation) on the investment.

(3)	Investment Transactions and Income Tax Basis Information

During the three-month period ended March 31, 2008, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$37,158,593	$47,859,051
Value Plus Fund	53,575,902	36,071,956
Value Fund	214,164,009	190,328,169

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET TAX UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
Select Value Fund	$303,326,855	$19,139,699	$(30,578,747)	$(11,439,048)
Value Plus Fund	245,217,200	21,975,452	(15,914,379)	6,061,073
Value Fund	1,431,636,638	264,867,365	(227,793,018)	37,074,347

(4)	Litigation

On January 25, 2008, Heartland Advisors, Inc. (“HAI”), William J. Nasgovitz (President of HAI, President and a director of Heartland Group, Inc. (the “Funds”) and a portfolio manager), Paul T. Beste (Chief Operating Officer of HAI and Vice President and Secretary of the Funds), Kevin D. Clark (Senior Vice President and portfolio manager of HAI) and Hugh F. Denison (a portfolio manager and Senior Vice President of HAI) (HAI, Nasgovitz, Beste, Clark, and Denison collectively referred to herein as the “Respondents”) and certain others no longer associated with the Funds, reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC’s investigation of HAI’s pricing of certain bonds owned by the Heartland High-Yield Municipal Bond Fund and the Heartland Short Duration High-Yield Municipal Fund (collectively the “HY Bond Funds”), and HAI’s disclosures to the Fund’s Board of Directors and investors concerning HAI’s efforts to evaluate bond issuers in connection with the operation of the HY Bond Funds during calendar year 2000. The Respondents do not admit or deny any wrongdoing and the settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC’s administrative order involves, among other things: (i) findings by the SEC that the Respondents violated certain federal securities laws; (ii) a cease and desist order against the Respondents; (iii) a censure of Respondents (other than Mr. Denison); (iv) payment by the Respondents (other than Mr. Denison) of disgorgement of $1; and (v) civil money penalties against the Respondents (other than Mr. Denison) as follows: HAI and Mr. Nasgovitz, jointly and severally, $3.5 million; Mr. Beste, $95,000; and Mr. Clark, $25,000. In connection with this administrative settlement, the SEC’s civil complaint against the Respondents was dismissed.

(5)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities at anytime during the three-month period ended March 31, 2008:

VALUE FUND

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2008	PURCHASES	SALES	SHARE BALANCE AT March 31, 2008	DIVIDENDS	REALIZED GAINS (LOSSES)
AirNet Systems, Inc.	903,000	—	—	903,000	—	—
America Service Group, Inc.	800,000	—	—	800,000	—	—
Analysts International Corp.	2,300,000	—	—	2,300,000	—	—
Ashworth, Inc.	1,000,000	37,000	—	1,037,000	—	—
Avanex Corp.	8,846,059	6,153,941	—	15,000,000	—	—
BioScrip, Inc.	2,000,000	—	—	2,000,000	—	—
Buca, Inc.	1,950,000	—	—	1,950,000	—	—
China Natural Gas, Inc.	1,500,000	—	—	1,500,000	—	—
China Natural Gas, Inc. (warrants)	225,000	—	—	225,000	—	—
CNS Response, Inc.	1,800,000	—	—	1,800,000	—	—
CNS Response, Inc. (warrants)	540,000	—	—	540,000	—	—
Computer Task Group, Inc.	1,000,000	—	—	1,000,000	—	—
Criticare Systems, Inc.	1,000,000	—	—	1,000,000	—	—
Digirad Corp.	750,000	250,000	—	1,000,000	—	—
Discovery Laboratories, Inc.	5,500,000	—	—	5,500,000	—	—
Ditech Networks, Inc.	1,500,000	500,000	—	2,000,000	—	—
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—
Dynamics Research Corp.	750,000	—	—	750,000	—	—
EFJ, Inc.	1,989,042	—	293,117	1,695,925	—	(1,551,877)
Encore Capital Group, Inc.	1,200,000	—	—	1,200,000	—	—
Epic Bancorp	200,000	—	—	200,000	10,000	—
Far East Energy Corp.	7,500,000	—	—	7,500,000	—	—
Fidelity Southern Corp.	496,472	—	—	496,472	44,682	—
FirstCity Financial Corp.	791,336	—	—	791,336	—	—
Flanders Corp.	1,605,000	—	193,933	1,411,067	—	(607,139)
Force Protection, Inc.	4,000,000	1,836,345	—	5,836,345	—	—
FSI International, Inc.	2,005,130	—	166,384	1,838,746	—	(617,570)
Hampshire Group, Ltd.	465,540	—	14,620	450,920	—	74,926
hi/fn, inc.	1,300,000	—	—	1,300,000	—	—
Hooper Holmes, Inc.	6,500,000	—	—	6,500,000	—	—
Hy-Drive Technologies, Ltd. (CAD)	3,000,000	2,000,000	—	5,000,000	—	—
Industrial Distribution Group, Inc.	500,000	—	—	500,000	—	—
InterDigital, Inc.	3,000,000	—	—	3,000,000	—	—
Intersections, Inc.	1,500,000	—	—	1,500,000	—	—
Isolagen, Inc.	1,000,000	1,642,500	—	2,642,500	—	—
Lakeland Industries, Inc.	500,000	—	—	500,000	—	—
Lantronix, Inc.	5,500,000	—	—	5,500,000	—	—
LECG Corp.	1,500,000	500,000	200,000	1,800,000	—	(1,469,797)
Magnetek, Inc.	2,850,000	—	—	2,850,000	—	—
Mesa Air Group, Inc.	1,950,000	—	—	1,950,000	—	—
Midway Gold Corp. (CAD)	2,500,000	—	—	2,500,000	—	—
Napco Security Systems, Inc.	1,250,000	—	416,200	833,800	—	(343,281)
National Dentex Corp.	440,750	—	—	440,750	—	—
Newpark Resources, Inc.	4,500,000	500,000	—	5,000,000	—	—
O.I. Corp.	245,900	—	—	245,900	12,295	—
Oil-Dri Corp. of America	562,500	—	—	562,500	73,125	—
Origin Agritech, Ltd.	1,238,305	511,695	—	1,750,000	—	—
Osteotech, Inc.	1,240,000	—	—	1,240,000	—	—
PDI, Inc.	1,000,000	—	—	1,000,000	—	—
Phoenix Footwear Group, Inc.	790,000	—	—	790,000	—	—
PLATO Learning, Inc.	1,505,600	—	116,948	1,388,652	—	(249,998)
Portec Rail Products, Inc.	700,000	—	—	700,000	42,000	—
Quixote Corp.	—	550,000	—	550,000	—	—
RCM Technologies, Inc.	780,100	—	—	780,100	—	—
Richardson Electronics, Ltd.	700,000	700,000	—	1,400,000	24,908	—
Sangamo BioSciences, Inc.	2,200,000	—	—	2,200,000	—	—
SM&A	1,000,000	—	—	1,000,000	—	—
Spanish Broadcasting Systems, Inc. (Class A)	2,500,000	—	—	2,500,000	—	—
SPAR Group, Inc.	1,228,000	—	—	1,228,000	—	—
Specialty Underwriters’ Alliance, Inc.	611,270	138,730	—	750,000	—	—
SRI/Surgical Express, Inc.	500,000	—	—	500,000	—	—
STAAR Surgical Co.	1,653,532	345,768	—	1,999,300	—	—
StarTek, Inc.	750,000	—	—	750,000	—	—
Supreme Industries, Inc. (Class A)	600,000	—	—	600,000	57,000	—
TechTeam Global, Inc.	975,000	267,000	199,400	1,042,600	—	(503,174)
The Inventure Group, Inc.	1,900,622	—	—	1,900,622	—	—
The Princeton Review, Inc.	1,500,000	—	755,783	744,217	—	1,754,478
TRC Cos., Inc.	923,300	826,700	—	1,750,000	—	—
U.S. Silver Corp. (CAD)	3,056,000	9,444,000	—	12,500,000	—	—
UQM Technologies, Inc.	1,958,000	42,000	—	2,000,000	—	—
Wireless Ronin Technologies, Inc.	1,350,000	30,000	—	1,380,000	—	—

					$264,010	$(3,513,432)

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date	05/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date	05/20/08

By (Signature and Title)	/s/ Christine A. Johnson
Christine A. Johnson, Treasurer and Principal Accounting Officer

Date	05/19/08